Secured bank loans (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Repayment of long-term bank loans
Within one year	$ 85,419	$ 1,808,540	$ 1,812,698
After one year but within two years	93,584	87,154
After two years but within three years	50,096	94,689
After three years but within four years		24,924
Long-term bank loans - note 12(b)	$ 229,099	$ 2,015,307	$ 3,754,305